CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Dec. 31, 2011
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest capitalized	$ 11,562,000	$ 5,652,000	$ 8,113,000
Tax liability paid to AIG	2,000,000	26,000,000	58,500,000
Non-Cash Investing and Financing Activities
Flight equipment under operating leases reclassified upon designation to part-out	151,088,000
Amount of flight equipment under operating leases transferred to lease receivables and other assets upon designation to part-out	150,577,000		880,000
Flight equipment under operating leases reclassified to Lease receivables and other assets upon designation to part-out, amount charged to income	511,000
Number of part-out aircraft	13
Number of part-out engines	2
Amount of flight equipment under operating leases reclassified to net investment in finance and sale-type leases	68,636,000
Deposits on flight equipment purchases reclassified to Net investment in finance and sale-type leases	4,792,000
Accrued interest and other assets reclassified to Net investment in finance and sale-type leases	(4,733,000)
Net investment in finance and sale-type leases to which flight equipment under operating leases, deposits on flight equipment purchases, Accrued interest and other assets reclassified	69,266,000
Amount charged to income pursuant to reclassification of flight equipment under operating leases, deposits on flight equipment purchases, Accrued interest and other assets to net investment in finance and sale-type leases	571,000
Flight equipment held for sale reclassified to Flight equipment under operating leases when held for sale classification no longer met		76,438,000	76,438,000
Flight equipment held for sale reclassified when held for sale classification no longer met		78,673,000	78,673,000
Flight equipment held for sale reclassified when held for sale classification no longer met, amount realized in income		2,235,000	2,235,000
Deposits on flight equipment purchases applied to Acquisition of flight equipment under operating leases	62,230,000	58,071,000	63,502,000
Customer deposits forfeited and recognized in income	16,215,000	13,244,000
Flight equipment under operating leases transferred to Flight equipment held for sale	48,677,000
Flight equipment under operating leases reclassified to Retained earnings to record a transfer of corporate aircraft to AIG	37,245,000
Paid in capital reclassified to Other assets to reflect a contribution of a corporate aircraft from AIG	25,901,000
Flight equipment classified as Net investment in finance and sales-type leases reclassified to Flight equipment under operating leases	20,819,000
Flight equipment under operating leases received from customer in lieu of rent payments		5,500,000	5,500,000
Flight equipment under operating leases reclassified		3,050,000	43,766,000
Flight equipment under operating leases reclassified to Notes receivable, net of allowance, and net investment in finance and sale-type leases		2,287,000	24,258,000
Flight equipment under operating leases reclassified to Notes receivable, net of allowance, and net investment in finance and sale-type leases, amount recognized in income		763,000	19,508,000
Notes receivable received as partial payment for flight equipment sold	15,117,000
Flight equipment sold, net book value	$ 166,736,000